Offerings - Offering: 1	Nov. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	11,111,116
Proposed Maximum Offering Price per Unit	19.00
Maximum Aggregate Offering Price	$ 211,111,204.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,154.46
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers such an indeterminate amount of shares of common stock, par value $0.0001 per share ("Common Stock") of Firefly Aerospace Inc. (the "Company") as may become issuable to prevent dilution resulting from stock splits, stock dividends and similar events. Represents shares of Common Stock issuable by the selling securityholders. Calculated pursuant to Rule 457(c), solely for the purpose of computing the amount of the registration fee, on the basis of the average of the high and low prices of the Company's Common Stock quoted on The Nasdaq Stock Market LLC on November 11, 2025.